11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Jan. 31, 2025
Notes
11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	11.SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	2025	2024	2023

Non-cash transactions were as follows:
exploration and evaluation asset
included in accounts payable	$ 48	$ 21	$ 23